Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 05, 2017
Document Effective Date	Jan. 05, 2017
Prospectus Date	Jan. 01, 2017
Polen International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	POIIX
Polen International Growth Fund | Investor Class
Prospectus:
Trading Symbol	POIRX